Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Liabilities Recorded at Amortized Cost
The following tables present the carrying amounts and fair values of the Registrants’ short-term liabilities, long-term debt, and trust preferred securities (long-term debt to financing trusts or junior subordinated debentures) as of December 31, 2021 and 2020. The Registrants have no financial liabilities classified as Level 1.
The carrying amounts of the Registrants’ short-term liabilities as presented in their Consolidated Balance Sheets are representative of their fair value (Level 2) because of the short-term nature of these instruments.

	December 31, 2021				December 31, 2020
	Carrying Amount	Fair Value			Carrying Amount	Fair Value
		Level 2	Level 3	Total		Level 2	Level 3	Total
Long-Term Debt, including amounts due within one year(a)
Exelon	$32,902	$34,897	$2,217	$37,114	$31,149	$35,416	$1,856	$37,272
ComEd	9,773	11,305	—	11,305	8,983	11,117	—	11,117
PECO	4,197	4,740	50	4,790	3,753	4,553	50	4,603
BGE	3,961	4,406	—	4,406	3,664	4,366	—	4,366
PHI	7,547	5,970	2,167	8,137	7,006	6,099	1,806	7,905
Pepco	3,445	3,201	975	4,176	3,165	3,336	748	4,084
DPL	1,810	1,426	552	1,978	1,677	1,484	455	1,939
ACE	1,582	1,091	641	1,732	1,413	1,018	602	1,620
Long-Term Debt to Financing Trusts
Exelon	$390	$—	$470	$470	$390	$—	$467	$467
ComEd	205	—	248	248	205	—	246	246
PECO	184	—	222	222	184	—	221	221
__________
(a) Includes unamortized debt issuance costs, unamortized debt discount and premium, net, purchase accounting fair value adjustments, and finance lease liabilities which are not fair valued. Refer to Note 15 — Debt and Credit Agreements for unamortized debt issuance costs, unamortized debt discount and premium, net, and purchase accounting fair value adjustments and Note 10 — Leases for finance lease liabilities.

Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis
The following tables present assets and liabilities measured and recorded at fair value in the Registrants' Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2021 and 2020:
Exelon

	As of December 31, 2021				As of December 31, 2020
	Level 1	Level 2	Level 3	Total(a)	Level 1	Level 2	Level 3	Total(a)
Assets
Cash equivalents(b)	$524	$—	$—	$524	$558	$—	$—	$558
Rabbi trust investments
Cash equivalents	60	—	—	60	59	—	—	59
Mutual funds	60	—	—	60	54	—	—	54
Fixed income	—	10	—	10	—	11	—	11
Life insurance contracts	—	61	37	98	—	60	34	94
Rabbi trust investments subtotal	120	71	37	228	113	71	34	218
Total assets	644	71	37	752	671	71	34	776
Liabilities
Mark-to-market derivative liabilities	—	—	(219)	(219)	—	—	(301)	(301)
Deferred compensation obligation	—	(131)	—	(131)	—	(121)	—	(121)
Total liabilities	—	(131)	(219)	(350)	—	(121)	(301)	(422)
Total net assets	$644	$(60)	$(182)	$402	$671	$(50)	$(267)	$354
__________
(a)There were no assets and liabilities that were not subject to leveling as of December 31, 2021 and 2020.
(b)Excludes cash of $464 million and $237 million as of December 31, 2021 and 2020, respectively, and restricted cash of $49 million and $39 million as of December 31, 2021 and 2020, respectively, and includes long-term restricted cash of $44 million and $53 million as of December 31, 2021 and 2020, respectively, which is reported in Other deferred debits in the Consolidated Balance Sheets.

ComEd, PECO, and BGE

	ComEd				PECO				BGE
As of December 31, 2021	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(a)	$237	$—	$—	$237	$9	$—	$—	$9	$—	$—	$—	$—
Rabbi trust investments
Mutual funds	—	—	—	—	11	—	—	11	14	—	—	14
Life insurance contracts	—	—	—	—	—	16	—	16	—	—	—	—
Rabbi trust investments subtotal	—	—	—	—	11	16	—	27	14	—	—	14
Total assets	237	—	—	237	20	16	—	36	14	—	—	14
Liabilities
Mark-to-market derivative liabilities(b)	—	—	(219)	(219)	—	—	—	—	—	—	—	—
Deferred compensation obligation	—	(10)	—	(10)	—	(9)	—	(9)	—	(7)	—	(7)
Total liabilities	—	(10)	(219)	(229)	—	(9)	—	(9)	—	(7)	—	(7)
Total net assets (liabilities)	$237	$(10)	$(219)	$8	$20	$7	$—	$27	$14	$(7)	$—	$7

	ComEd				PECO				BGE
As of December 31, 2020	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(a)	$285	$—	$—	$285	$8	$—	$—	$8	$120	$—	$—	$120
Rabbi trust investments
Mutual funds	—	—	—	—	9	—	—	9	10	—	—	10
Life insurance contracts	—	—	—	—	—	13	—	13	—	—	—	—
Rabbi trust investments subtotal	—	—	—	—	9	13	—	22	10	—	—	10
Total assets	285	—	—	285	17	13	—	30	130	—	—	130
Liabilities
Mark-to-market derivative liabilities(b)	—	—	(301)	(301)	—	—	—	—	—	—	—	—
Deferred compensation obligation	—	(8)	—	(8)	—	(9)	—	(9)	—	(5)	—	(5)
Total liabilities	—	(8)	(301)	(309)	—	(9)	—	(9)	—	(5)	—	(5)
Total net assets (liabilities)	$285	$(8)	$(301)	$(24)	$17	$4	$—	$21	$130	$(5)	$—	$125
__________
(a)ComEd excludes cash of $105 million and $83 million as of December 31, 2021 and 2020, respectively, and restricted cash of $42 million and $37 million as of December 31, 2021 and 2020, respectively, and includes long-term restricted cash of $43 million as of both December 31, 2021 and 2020, which is reported in Other deferred debits in the Consolidated Balance Sheets. PECO excludes cash of $35 million and $18 million as of December 31, 2021 and 2020, respectively. BGE excludes cash of $51 million and $24 million as of December 31, 2021 and 2020, respectively, and restricted cash of $4 million and $1 million as of December 31, 2021 and 2020, respectively.
(b)The Level 3 balance consists of the current and noncurrent liability of $18 million and $201 million, respectively, as of December 31, 2021 and $33 million and $268 million, respectively, as of December 31, 2020 related to floating-to-fixed energy swap contracts with unaffiliated suppliers.
PHI, Pepco, DPL, and ACE

	As of December 31, 2021				As of December 31, 2020
PHI	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(a)	$110	$—	$—	$110	$86	$—	$—	$86
Rabbi trust investments
Cash equivalents	59	—	—	59	55	—	—	55
Mutual funds	14	—	—	14	14	—	—	14
Fixed income	—	10	—	10	—	11	—	11
Life insurance contracts	—	27	35	62	—	26	34	60
Rabbi trust investments subtotal	73	37	35	145	69	37	34	140
Total assets	183	37	35	255	155	37	34	226
Liabilities
Deferred compensation obligation	—	(18)	—	(18)	—	(17)	—	(17)
Total liabilities	—	(18)	—	(18)	—	(17)	—	(17)
Total net assets	$183	$19	$35	$237	$155	$20	$34	$209

	Pepco				DPL				ACE
As of December 31, 2021	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(a)	$31	$—	$—	$31	$43	$—	$—	$43	$—	$—	$—	$—
Rabbi trust investments
Cash equivalents	58	—	—	58	—	—	—	—	—	—	—	—
Life insurance contracts	—	27	35	62	—	—	—	—	—	—	—	—
Rabbi trust investments subtotal	58	27	35	120	—	—	—	—	—	—	—	—
Total assets	89	27	35	151	43	—	—	43	—	—	—	—
Liabilities
Deferred compensation obligation	—	(2)	—	(2)	—	—	—	—	—	—	—	—
Total liabilities	—	(2)	—	(2)	—	—	—	—	—	—	—	—
Total net assets	$89	$25	$35	$149	$43	$—	$—	$43	$—	$—	$—	$—

	Pepco				DPL				ACE
As of December 31, 2020	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(a)	$35	$—	$—	$35	$—	$—	$—	$—	$13	$—	$—	$13
Rabbi trust investments
Cash equivalents	53	—	—	53	—	—	—	—	—	—	—	—
Fixed income	—	2	—	2	—	—	—	—	—	—	—	—
Life insurance contracts	—	26	34	60	—	—	—	—	—	—	—	—
Rabbi trust investments subtotal	53	28	34	115	—	—	—	—	—	—	—	—
Total assets	88	28	34	150	—	—	—	—	13	—	—	13
Liabilities
Deferred compensation obligation	—	(2)	—	(2)	—	—	—	—	—	—	—	—
Total liabilities	—	(2)	—	(2)	—	—	—	—	—	—	—	—
Total net assets	$88	$26	$34	$148	$—	$—	$—	$—	$13	$—	$—	$13
__________
(a)PHI excludes cash of $100 million and $74 million as of December 31, 2021 and 2020, respectively, and restricted cash of $3 million and none as of December 31, 2021 and 2020, respectively, and includes long-term restricted cash of none and $10 million as of December 31, 2021 and 2020, respectively, which is reported in Other deferred debits in the Consolidated Balance Sheets. Pepco excludes cash of $34 million and $30 million as of December 31, 2021 and 2020, respectively, and restricted cash of $3 million and none as of December 31, 2021 and 2020, respectively. DPL excludes cash of $28 million and $15 million as of December 31, 2021 and 2020, respectively. ACE excludes cash of $29 million and $17 million as of December 31, 2021 and 2020, respectively, and includes long-term restricted cash of none and $10 million as of December 31, 2021 and 2020, respectively, which is reported in Other deferred debits in the Consolidated Balance Sheets.

Fair Value Reconciliation of Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the fair value reconciliation of Level 3 assets and liabilities measured at fair value on a recurring basis during the years ended December 31, 2021 and 2020:

	Exelon	ComEd		PHI and Pepco
For the year ended December 31, 2021	Total	Mark-to-Market Derivatives		Life Insurance Contracts
Balance as of January 1, 2021	$(267)	$(301)		$34
Total realized / unrealized gains (losses)
Included in net income(a)	3	—		3
Included in regulatory assets/liabilities	82	82	(b)	—
Purchases, sales, and settlements
Settlements	(2)	—		(2)
Transfers into Level 3	2	—		—
Balance as of December 31, 2021	$(182)	$(219)		$35
The amount of total gains included in income attributed to the change in unrealized gains (losses) related to assets and liabilities as of December 31, 2021	3	$—		$3

	Exelon	ComEd		PHI and Pepco
For the year ended December 31, 2020	Total	Mark-to-Market Derivatives		Life Insurance Contracts
Balance as of January 1, 2020	$(260)	$(301)		$41
Total realized / unrealized gains (losses)
Included in net income(a)	3	—		3
Included in regulatory assets/liabilities	—	—	(b)	—
Purchases, sales, and settlements
Settlements	(10)	—		(10)
Balance as of December 31, 2020	$(267)	$(301)		$34
The amount of total gains included in income attributed to the change in unrealized gains (losses) related to assets and liabilities as of December 31, 2020	$3	$—		$3
__________
(a)Classified in Operating and maintenance expense in the Consolidated Statements of Operations and Comprehensive Income.
(b)Includes $62 million of increases in fair value and an increase for realized losses due to settlements of $20 million recorded in purchased power expense associated with floating-to-fixed energy swap contracts with unaffiliated suppliers for the year ended December 31, 2021. Includes $33 million of decreases in fair value and an increase for realized losses due to settlements of $33 million recorded in purchased power expense associated with floating-to-fixed energy swap contracts with unaffiliated suppliers for the year ended December 31, 2020.

Fair Value Reconciliation of Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis, Valuation Technique
The following table discloses the significant inputs to the forward curve used to value mark-to-market derivatives:

Type of trade	Fair Value as of December 31, 2021	Fair Value as of December 31, 2020	Valuation Technique	Unobservable Input	2021 Range & Arithmetic Average				2020 Range & Arithmetic Average

Mark-to-market derivatives	$(219)	$(301)	Discounted Cash Flow	Forward heat rate(a)	9x	-	10x	9.13x	8x	-	9x	8.85x
				Marketability reserve	3%	-	7%	4.77%	3%	-	8%	4.93%
				Renewable factor	92%	-	120%	97%	91%	-	123%	99%
__________
(a)Quoted forward natural gas rates are utilized to project the forward power curve for the delivery of energy at specified future dates. The natural gas curve is extrapolated beyond its observable period to the end of the contract’s delivery.